Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Total gross value	¥ 217,191		¥ 201,090		$ 31,282
Less: accumulated depreciation	(145,104)		(120,553)		(20,899)
Net book value	72,087		80,537		10,383
Depreciation expenses	37,200	$ 5,400	38,100	¥ 31,600
Computers, equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Total gross value	170,796		157,604		24,600
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total gross value	5,637		6,319		812
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total gross value	¥ 40,758		¥ 37,167		$ 5,870